STOCKHOLDERS' DEFICIT - Preferred Stock (Details) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares issued	4,015,002
Preferred stock, shares outstanding	4,015,002
MedTech Acquisition Corp
Class of Stock [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0